Schedule of investments
Delaware Ivy Managed International Opportunities Fund
December 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 100.19%<<
Global / International Equity Funds — 100.19%
Delaware International Equity Fund II Class R6	797,971	$12,328,652
Delaware Ivy International Core Equity Fund Class R6	1,938,324	38,863,407
Delaware Ivy Systematic Emerging Markets Equity Fund Class R6	689,156	12,783,842
Total Affiliated Mutual Funds (cost $48,893,898)		63,975,901

Short-Term Investments — 0.50%
Money Market Mutual Funds — 0.50%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.26%)	80,378	80,378
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.25%)	80,378	80,378
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.37%)	80,377	80,377
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.27%)	80,378	$ 80,378
Total Short-Term Investments (cost $321,511)		321,511

Total Value of Securities—100.69% (cost $49,215,409)		64,297,412
Liabilities Net of Receivables and Other Assets—(0.69%)		(440,837)
Net Assets Applicable to 6,628,429 Shares Outstanding—100.00%		$63,856,575
<<	Affiliated company.
NQ- IV039 [1223] 0224 (3375936)    1